CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	AOCI Attributable to Parent [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2019	$ 94	$ 265,372	$ (137,793)	$ 0	$ (35,199)	$ 92,474
Issuance of shares upon exercise of options and warrants and vesting of restricted stock units ("RSUs")	3	2,603	0	0	0	2,606
Issuance of ordinary shares in a public offering, net	8	85,418	0	0	0	85,426
Share-based compensation related to options and RSUs granted to employees and non-employees	0	8,771	0	0	0	8,771
Cash dividends paid	0		0	0	(8,442)	(8,442)
Other comprehensive income (loss)	0		0	1,772	0	1,772
Net income	0		0	0	27,248	27,248
Balance at Dec. 31, 2020	105	362,164	(137,793)	1,772	(16,393)	209,855
Issuance of shares upon exercise of options and warrants						737
Issuance of shares upon exercise of options and warrants and vesting of restricted stock units ("RSUs")	1	736	0	0	0
Purchase of treasury stock	(2)		(17,349)	0	0	(17,351)
Share-based compensation related to options and RSUs granted to employees and non-employees	0	6,353	0	0	0	6,353
Cash dividends paid	0		0	0	(5,302)	(5,302)
Other comprehensive income (loss)	0		0	(1,826)	0	(1,826)
Net income	0		0	0	18,233	18,233
Balance at Jun. 30, 2021	$ 104	$ 369,253	$ (155,142)	$ (54)	$ (3,462)	$ 210,699